Stockholders' Equity, Preferred Stock and Common Stock (Q3) (Details) - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock subject to possible redemption (in shares)	23,820,521	23,861,949
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	20.00%
Minimum [Member]
Stockholders' Equity [Abstract]
Voting percentage of common stock	90.00%	90.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	1,179,479	1,138,051
Common stock, shares outstanding (in shares)	1,179,479	1,138,051
Voting right per share	One vote	One vote
Common stock subject to possible redemption (in shares)	23,820,521	23,861,949	23,890,787
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000
Voting right per share	One vote	One vote